Income Taxes - Reconciliation of U.S. Statutory Income Tax Rate to Habit Restaurants, Inc. Effective Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Sep. 29, 2015	Dec. 30, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. statutory tax rate			34.00%
Increase due to state and local taxes			0.60%
Effect of permanent differences			0.20%
Rate benefit as an LLC			(31.00%)
Effective tax rate	19.18%	21.60%	3.80%